<DOCUMENT_COUNT>     1
<SROS>     NONE
<SUBMISSION-CONTACT>
<PHONE>     610-296-1400
</SUBMISSION-CONTACT>
<NOTIFY-INTERNET>	HAGAR@CHARTWELLIP.COM
<FILER>
</FILER>
<PERIOD>     6/30/2010

UNITED STATES SECURITIES & EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2010

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one):	[  ]  is a restatement.
					[  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Zeke Capital Advisors LLC
Address:	1235 Westlakes Drive, Suite 400
		Berwyn, PA  19312

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		G. Gregory Hagar
Title:		Compliance Officer
Phone:		610-296-1400
Signature, Place, and Date of Signing:

	G. Gregory Hagar	Berwyn, PA  19312		August 16, 2010

Report Type (Check only one.):

[X ]	13F HOLDINGS REPORT.

[  ]  13F NOTICE.

[  ]  13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

Bank of New York Mellon Corp file number 028-12592
Chartwell Investment Partners file number 028-06462
Clearbridge Advisors file number 028-11611
Columbia Partners file number 028-05386
Denver Inv Advisors LLC file number 028-05416
Glenmede Trust Co file number 028-00126
Invesco AIM Capital Mgt file number 028-11293
Riverbridge Partners LLC file number 028-05655
Roosevelt file number 028-03511
Tortoise Capital Advisors file number 028-11123
Victory Capital Mgt file number 028-06354


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Advance America                COM              00739W107    14240  3614227 SH       Sole                                    3614227
Autonation Inc. Com            COM              05329W102    19937   816083 SH       Sole                                     816083
Bank Of America Corp           COM              060505104     4550   324072 SH       Sole                                     324072
Becton Dickinson Co            COM              758871099      371     5398 SH       Sole                                       5398
Berkshire Hath Hld B           COM              846707024      105     1350 SH       Sole                                       1350
Berkshire Hathawy Cla A        COM              084990175     1404     1200 SH       Sole                                       1200
Bristol Myers Squibb Com       COM              110122108       17      700 SH       Sole                                        700
Camac Energy Inc.              COM              693864100       65    18088 SH       Sole                                      18088
Citigroup Inc.                 COM              172967101       66    15980 SH       Sole                                      15980
Clarient Inc.                  COM              180489106       32    10000 SH       Sole                                      10000
Cyalume Tech Hldgs             COM              232429100      330   120000 SH       Sole                                     120000
Cyalume Tech Warrants          COM              232429118       30   199006 SH       Sole                                     199006
Disney (Walt) Co Com Stk       COM              254687106       10      300 SH       Sole                                        300
Duke Energy Corp New           COM              26441C105     1559    91171 SH       Sole                                      91171
Exxon Mobil Corp               COM              30231G102       55      928 SH       Sole                                        928
FPL Group/NextEra Energy, Inc. COM              302571104    10460   200000 SH       Sole                                     200000
General Electric               COM              369604103        5      312 SH       Sole                                        312
Herald National Bank           COM              42703Q104       76    25000 SH       Sole                                      25000
Parke Bancorp Inc.             COM              700885106      296    33059 SH       Sole                                      33059
Pfizer Inc. Del                COM              717081103       18     1200 SH       Sole                                       1200
Plum Creek Timber Co Inc.      COM              729251108       14      400 SH       Sole                                        400
Procter & Gamble Co            COM              742718109       17      280 SH       Sole                                        280
Psychemedics Corporation       COM              744375205     1723   191234 SH       Sole                                     191234
Republic Services Inc.         COM              760759100    16452   516377 SH       Sole                                     516377
Resaca Exploitation Inc        COM              76083g302        0   170738 SH       Sole                                     170738
Rstk Bion Environmental Tech   COM              09061q992       51    31600 SH       Sole                                      31600
Rstk Eos Intl Inc. Com         COM              26877p901        0   222220 SH       Sole                                     222220
Rstk Psychemetrics Corp Com    COM              744375908        0   395866 SH       Sole                                     395866
Solar Capital Ltd.             COM              83413u100      274    13272 SH       Sole                                      13272
Spectra Energy Corp            COM              847560109     1367    65768 SH       Sole                                      65768
Strategic Diagnostic           COM              862700101      217   130000 SH       Sole                                     130000
Waste Management Inc.          COM              94106L109       91     2691 SH       Sole                                       2691